LEASES - Operating leases recognized in balance sheets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
LEASES
Operating lease right-of-use assets	¥ 11,836	¥ 4,283		$ 1,693
Operating lease liabilities-current portion	4,189	2,841		599
Operating lease liabilities-non-current portion	7,815	1,604		$ 1,118
Sublease income	¥ 416	¥ 0	¥ 0